UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22715

Guggenheim Credit Allocation Fund
(Exact name of registrant as specified in charter)

2455 Corporate West Drive Lisle, IL 60532
(Address of principal executive offices) (Zip code)
Amy J. Lee 2455 Corporate West Drive Lisle, IL 60532
(Name and address of agent for service)

Registrant’s telephone number, including area code: (630) 505-3700

Date of fiscal year end: May 31
Date of reporting period: June 1, 2013 – August 31, 2013

Item 1.    Schedule of Investments.
Attached hereto.

GGM Guggenheim Credit Allocation Fund
Portfolio of Investments
August 31, 2013 (unaudited)

Principal					Optional
Amount	Description	Rating*	Coupon	Maturity	Call Provisions**	Value
	Total Long-Term Investments - 112.9%
	Corporate Bonds - 45.1%
	Advertising - 1.3%
$2,000,000	Sitel, LLC / Sitel Finance Corp.(a) (f)	B	11.000%	08/01/2017	08/01/14 @ 106	$2,120,000

	Agriculture - 1.1%
1,681,000	Vector Group Ltd.(f)	B+	7.750%	02/15/2021	02/15/16 @ 106	1,735,633

	Chemicals - 1.9%
3,000,000	TPC Group, Inc.(a) (f)	B	8.750%	12/15/2020	12/15/16 @ 104	3,060,000

	Commercial Services - 1.2%
2,000,000	ServiceMaster Co.(f)	CCC+	7.000%	08/15/2020	08/15/15 @ 105	1,830,000

	Diversified Financial Services - 5.1%
3,000,000	Harbinger Group, Inc.(a) (f)	B	7.875%	07/15/2019	01/15/16 @ 106	3,097,500
1,000,000	Jefferies Finance, LLC / JFIN Co-Issuer Corp.(a) (f)	B+	7.375%	04/01/2020	04/01/16 @ 106	990,000
2,000,000	Nationstar Mortgage, LLC / Nationstar Capital Corp.(f)	B+	6.500%	07/01/2021	01/01/17 @ 103	1,940,000
2,000,000	Oxford Finance, LLC / Oxford Finance Co-Issuer, Inc.(a) (f)	B	7.250%	01/15/2018	01/15/15 @ 104	2,045,000
						8,072,500

	Entertainment - 0.6%
1,000,000	Gibson Brands, Inc.(a) (f)	B	8.875%	08/01/2018	02/01/16 @ 107	1,025,000

	Food - 1.3%
2,000,000	KeHE Distributors, LLC / KeHE Finance Corp.(a) (f)	B	7.625%	08/15/2021	08/15/17 @ 104	2,032,500

	Forest Products & Paper - 0.9%
1,401,000	Unifrax I, LLC / Unifrax Holding Co.(a) (f)	B-	7.500%	02/15/2019	02/15/15 @ 104	1,404,502

	Health Care Products - 0.9%
1,500,000	ConvaTec Finance International SA (Luxembourg)(a) (c) (f)	B-	8.250%	01/15/2019	07/15/14 @ 102	1,477,500

	Leisure Time - 1.1%
1,550,000	Sabre, Inc.(a) (f)	B	8.500%	05/15/2019	05/15/15 @ 106	1,670,125

	Media - 1.4%
2,300,000	Expo Event Transco, Inc.(a) (f)	B-	9.000%	06/15/2021	06/15/16 @ 105	2,265,500

	Mining - 1.2%
500,000	KGHM International Ltd. (Canada)(a) (f)	BB-	7.750%	06/15/2019	06/15/15 @ 104	511,250
2,000,000	Mirabela Nickel Ltd. (Australia)(a) (b) (f)	CCC+	8.750%	04/15/2018	04/15/15 @ 104	1,390,000
						1,901,250

	Oil & Gas - 10.5%
776,000	Atlas Energy Holdings Operating Co., LLC / Atlas Resource Finance Corp.(a) (f)	B-	7.750%	01/15/2021	01/15/17 @ 104	719,740
2,000,000	Atlas Resource Escrow Corp.(a) (f)	B-	9.250%	08/15/2021	08/15/17 @ 105	2,005,000
3,000,000	BreitBurn Energy Partners, LP / BreitBurn Finance Corp.(f)	B-	7.875%	04/15/2022	01/15/17 @ 104	2,970,000
2,700,000	Endeavor Energy Resources, LP / EER Finance, Inc.(a) (f)	B+	7.000%	08/15/2021	08/15/16 @ 105	2,652,750
200,000	IronGate Energy Services, LLC(a) (f)	NR	11.000%	07/01/2018	07/01/16 @ 105	197,000
3,000,000	Legacy Reserves LP / Legacy Reserves Finance Corp.(a)	B-	8.000%	12/01/2020	12/01/16 @ 104	3,060,000
2,000,000	Midstates Petroleum Co., Inc. / Midstates Petroleum Co., LLC(a) (f)	B-	9.250%	06/01/2021	06/01/16 @ 107	1,900,000
3,000,000	SandRidge Energy, Inc.(f)	B-	8.750%	01/15/2020	01/15/15 @ 104	3,135,000
						16,639,490

	Packaging & Containers - 1.4%
2,020,000	Pretium Packaging, LLC / Pretium Finance, Inc.(f)	B-	11.500%	04/01/2016	04/01/14 @ 106	2,161,400

	Pipelines - 4.3%
2,000,000	Atlas Pipeline Partners, LP / Atlas Pipeline Finance Corp.(a) (f)	B+	5.875%	08/01/2023	02/01/18 @ 103	1,875,000
3,000,000	Eagle Rock Energy Partners, LP / Eagle Rock Energy Finance Corp.(f)	B	8.375%	06/01/2019	06/01/15 @ 104	3,015,000
2,000,000	Inergy Midstream, LP / NRGM Finance Corp.(a) (f)	BB	6.000%	12/15/2020	12/15/16 @ 103	1,975,000
						6,865,000

	Retail - 3.3%
2,000,000	Checkers Drive-In Restaurants, Inc.(a) (f)	B-	11.000%	12/01/2017	06/01/15 @ 108	2,140,000
3,000,000	GRD Holdings III Corp.(a) (f)	B	10.750%	06/01/2019	06/01/15 @ 108	3,195,000
						5,335,000

	Software - 5.7%
3,000,000	Aspect Software, Inc.(f)	CCC+	10.625%	05/15/2017	05/15/14 @ 105	3,007,500
3,000,000	Eagle Midco, Inc.(a) (f)	CCC+	9.000%	06/15/2018	12/15/14 @ 102	3,000,000
3,000,000	First Data Corp.(a) (c)	B-	8.750%	01/15/2022	01/15/16 @ 104	3,097,500
						9,105,000

	Telecommunications - 1.9%
3,000,000	Alcatel-Lucent USA, Inc.(a) (f)	CCC+	8.875%	01/01/2020	07/01/16 @ 104	3,060,000

	Total Corporate Bonds - 45.1%
	(Cost $72,424,598)					71,760,400

	Asset Backed Securities - 3.6%
	Collateralized Debt Obligations - 2.2%
2,528,902	RAIT CRE CDO I Ltd.(Cayman Islands)(d)	BB-	0.514%	11/20/2046	N/A	2,072,739
1,646,268	SRERS Funding Ltd., Series 2011-RS, Class A1B1 (Cayman Islands)(a) (d) (f)	Baa3	0.435%	05/09/2046	N/A	1,435,183
						3,507,922

	Collateralized Loan Obligations - 1.4%
750,000	KKR Financial CLO Ltd., Series 2007-1X, Class A(d) (f)	AAA	0.614%	05/15/2021	N/A	744,173
1,500,000	Newstar Trust, Series 2013-1A, Class E(a) (d) (f)	BBB-	5.701%	09/20/2023	N/A	1,503,240
						2,247,413

	Total Asset Backed Securities - 3.6%
	(Cost $5,723,158)					5,755,335

	Term Loans - 64.2%(e)
	Aerospace & Defense - 5.0%
4,000,000	Doncasters Group Limited, 2nd Lien	CCC+	9.500%	10/09/2020	N/A	4,005,000
950,000	Nana Development, 1st Lien	B+	8.000%	03/15/2018	N/A	941,688
3,000,000	Total Safety U.S., Inc., 2nd Lien	CCC	9.250%	09/13/2020	N/A	3,075,000
						8,021,688

	Automotive - 1.0%
1,540,000	Keystone Automotive, 1st Lien	B	7.000%	08/15/2019	N/A	1,547,700

	Building Materials - 2.1%
EUR 1,250,000	Ursa Insulation B.V. (Netherlands)	B	4.100%	04/26/2021	N/A	1,652,019
1,250,000	Ursa Insulation B.V., Lien 1 (Netherlands)	B	7.750%	04/26/2020	N/A	1,652,019
						3,304,038

	Chemicals - 1.7%
$ 2,600,000	Royal Adhesives and Sealants	B	5.500%	07/31/2018	N/A	2,632,500

	Consumer Products - 0.5%
800,000	Totes Isotoner Corp.	B	7.254%	07/07/2017	N/A	804,252

	Consumer Services - 6.3%
4,000,000	Digital Insight, 2nd Lien	CCC+	9.500%	08/01/2020	N/A	4,000,000
1,687,000	Endurance International Group, Lien 1	B	6.250%	11/09/2019	N/A	1,708,087
4,224,686	Travelport Holdings, 2nd Lien, Tranche 1	CCC+	9.500%	01/31/2016	N/A	4,391,920
						10,100,007

	Diversified Manufacturing - 1.6%
2,600,000	Minimax Viking, Lien 1	B	4.500%	08/14/2020	N/A	2,614,625

	Electric - 1.3%
2,000,000	Astoria Generating Co. Acquisitions	B	8.500%	10/26/2017	N/A	2,072,500

	Energy-Alternate Sources - 2.2%
450,000	Atlas Energy, LP, 1st Lien	B	6.500%	07/31/2019	N/A	455,902
3,000,000	Panda Temple II Power, 1st Lien	B	7.250%	04/03/2019	N/A	3,052,500
						3,508,402

	Environmental Control - 0.3%
500,000	Paradigm, Ltd., 2nd Lien	CCC+	10.500%	07/30/2020	N/A	506,042

	Food & Beverage - 8.7%
3,000,000	Advance Pierre Foods, Inc., Lien 2	CCC+	9.500%	10/02/2017	N/A	3,060,015
1,800,000	Arctic Glacier Holdings, 1st Lien	B-	6.000%	05/10/2019	N/A	1,798,875
4,000,000	CTI Foods Holding Co. LLC, 2nd Lien	B	8.250%	06/28/2021	N/A	3,990,000
1,100,000	DS Waters of America, 1st Lien	BB-	5.250%	08/30/2020	N/A	1,103,437
4,000,000	Reddy ICE Holdings, Inc., 2nd Lien	CCC+	10.750%	10/01/2019	N/A	3,970,000
						13,922,327

	Health Care - 5.7%
1,995,000	Apria Healthcare, 1st Lien	BB-	6.750%	04/01/2020	N/A	2,013,683
1,500,000	Bioscrip, Inc.	B	7.500%	07/31/2020	N/A	1,520,633
2,500,000	Bioscrip, Inc., 1st Lien	B	6.500%	07/31/2020	N/A	2,534,387
3,000,000	One Call Medical, Inc., Lien 1	B+	5.500%	08/19/2019	N/A	3,020,625
						9,089,328

	Insurance - 0.7%
1,100,000	Cetera Financial Group, 1st Lien	B	6.500%	08/07/2019	N/A	1,094,500

	Iron & Steel - 2.6%
4,000,000	Oxbow Carbon, 2nd Lien	BB	8.000%	01/19/2020	N/A	4,060,000

	Lodging - 1.1%
1,700,000	Playa Resorts Holdings, 1st Lien	BB-	4.750%	08/09/2019	N/A	1,710,625

	Machinery-Construction & Mining - 1.8%
2,500,000	Mei Conlux Holdings, 1st Lien	B	5.000%	08/21/2020	N/A	2,506,250
400,000	Panda Power Aka Moxie, Lien 1	B	7.500%	08/20/2020	N/A	399,000
						2,905,250

	Media - 0.9%
1,400,000	Hemisphere Media Group Inc., 1st Lien	B	6.250%	07/30/2020	N/A	1,407,000

	Oil Field Services - 3.7%
2,900,000	P2 Energy, 1st Lien	B+	6.000%	11/20/2018	N/A	2,914,500
2,992,500	Rice Energy, 2nd Lien	CCC+	8.500%	10/25/2018	N/A	2,947,613
						5,862,113
	Paper & Packaging- 1.9%
3,000,000	Ranpak, 2nd Lien	B-	8.500%	04/23/2020	N/A	3,082,500

	Retail - 1.8%
3,000,000	Eddie Bauer Licensing Senior Secured Notes	B-	9.500%	06/28/2018	N/A	2,925,000

	Technology - 7.6%
2,000,000	Aspect Software, Inc.	B	7.000%	05/07/2016	N/A	2,012,480
4,000,000	Landesk Group, Inc., 1st Lien	B+	5.250%	08/09/2019	N/A	4,016,660
6,000,000	Misys PLC, 1st Lien	B+	5.000%	12/12/2018	N/A	6,050,010
						12,079,150

	Transportation - 2.6%
4,000,000	US Shipping Corp., Lien 1	B	9.000%	04/30/2018	N/A	4,090,000

	Wireless - 3.1%
1,600,000	Alcatel Lucent	B+	5.750%	01/30/2019	N/A	1,610,920
200,000	Cincinnati Bell, Inc., 1st Lien	BB-	4.000%	09/10/2020	N/A	199,042
3,000,000	Expert Global Solutions, Lien 1	B-	8.500%	04/03/2018	N/A	3,063,750
						4,873,712

	Total Term Loans - 64.2%
	(Cost $98,035,792)					102,213,259

	Total Long-Term Investments - 112.9%
	(Cost $176,183,548)					179,728,994

	Total Investments - 112.9%
	(Cost $176,183,548)					179,728,994
	Liabilities in excess of Other Assets - (6.4%)					(10,140,336)
	Reverse Repurchase Agreements - (6.5%)					(10,324,000)
	Net Assets - 100.0%					$ 159,264,658

CDO - Collateralized Debt Obligation
CLO - Collateralized Loan Obligation
LLC - Limited Liability Company
LP - Limited Partnership
N/A- Not Applicable
PLC - Public Limited Company
SA - Corporation

*
Ratings shown are per Standard & Poor's Rating Group, Moody's Investor Services, Inc. or Fitch Ratings.  Securities classified as NR are not rated. (For securities not rated by Standard & Poor's Rating Group, the rating by Moody's Investor Services, Inc. is provided.  Likewise, for securities not rated by Standard & Poor's Rating Group and Moody's Investor Services, Inc., the rating by Fitch Ratings is provided.)  All ratings are unaudited.  The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

**	Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates. All optional call provisions are unaudited.
(a)
Securities are exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At August 31, 2013 these securities amounted to $54,904,290, which represents 34.4% of net assets.

(b)	Illiquid security.
(c)	Paid-in-kind toggle note. The issuer in each interest period has the option to pay interest in cash or to issue payment-in-kind shares of the note.
(d)	Floating or variable rate coupon. The rate shown is as of August 31, 2013.
(e)
Term loans held by the Fund have a variable interest rate feature which is periodically adjusted based on an underlying interest rate benchmark. The rate shown is as of August 31, 2013.  In addition, term loans may include mandatory and/or optional prepayment terms. As a result, the actual maturity dates of the loan may be different than the amounts disclosed in the portfolios of investments. Term loans may be considered restricted in that the Fund may be contractually obligated to secure approval from the Agent Bank and/or Borrower prior to the sale or disposition of loan.

(f)
All or a portion of these securities have been physically segregated in connection with reverse repurchase agreements and unfunded loan commitments. As of August 31, 2013, the total amount segregated was $69,016,047.

Country Breakdown	% of Long-Term Investments
United States	94.4%
Cayman Islands	1.9%
Netherlands	1.8%
Luxembourg	0.8%
Australia	0.8%
Canada	0.3%
Subject to change daily.

At August 31, 2013, the Fund had the following unfunded loan commitments which could be extended at the option of the borrower:

Borrower	Expiration Date	Principal Amount	Unrealized Appreciation (Depreciation)
Activision Blizzard	10/18/2013	$1,600,000	$-
Activision Blizzard	10/18/2013	1,600,000	-
Activision Blizzard	10/18/2013	800,000	-
American Stock Transfer	06/11/2018	400,000	-
Bioscrip, Inc.	07/31/2020	1,500,000	(41,250)
Digital Insight	07/30/2018	250,000	937
Dole Food Co., Inc.	02/21/2014	1,100,000	-
			$(40,313)

At August 31, 2013, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:
Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$176,183,548	$4,593,993	$(1,048,547)	$3,545,446

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over-the-counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. The Fund values debt securities (including municipal securities, asset- backed securities, collateralized mortgage obligations and term loans) at the last available bid price for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality, and type. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees (“Trustees”). A valuation committee consisting of representatives from investment management, fund administration, legal and compliance is responsible for the oversight of the valuation process of the Fund and convenes monthly, or more frequently as needed. The valuation committee reviews monthly Level 3 fair valued securities methodology, price overrides, broker quoted securities, price source changes, illiquid securities, unchanged valuations, halted securities, price challenges, fair valued securities sold and back testing trade prices in relation to prior day closing prices. On a quarterly basis, the valuations and methodologies of all Level 3 fair valued securities are presented to the Fund’s Trustees.

Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) “fair value.” Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. In addition, the Fund values certain Level 2 fixed income securities using broker quotes. The Fund values Level 2 equity securities using various observable market inputs as described above. The fair value estimates for the Level 3 securities in the Fund are determined in accordance with the Fund’s valuation procedures described above.

Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective as of the beginning of the period.

The following table represents the Fund’s investments by caption and by level within the fair value hierarchy as of August 31, 2013.

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Corporate Bonds	$-	$71,761	$-	$71,761
Asset Backed Securities	-	5,755	-	5,755
Term Loans	-	102,213	-	102,213
Total Assets	$-	$179,729	$-	$179,729
Liabilities:
Unfunded Commitments	$-	$40	$-	$40
Total Liabilities	$-	$40	$-	$40

There were no transfers between valuation levels as of the report date when compared to the valuation levels at inception.

Item 2.    Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.    Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Guggenheim Credit Allocation Fund

By:    /s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia
Chief Executive Officer

Date:       October 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia
Chief Executive Officer

Date:       October 30, 2013

By:    /s/ John L. Sullivan
John L. Sullivan
Chief Financial Officer, Chief Accounting Officer & Treasurer

Date:       October 30, 2013